Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, N.W., Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

1933 Act Rule 497(e)

1933 Act File No. 333-40455

1940 Act File No. 811-08495

April 20, 2018

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Mutual Funds (the “Registrant”)

File Nos. 333-40455 and 811-08495

Rule 497(e) filing

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended (the “1933 Act”), are exhibits of certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL Exhibits”). The XBRL Exhibits reflect the risk/return summary disclosure that was included in the Registrant’s prospectus dated February 28, 2018 (as revised April 10, 2018), relating to the Nationwide Bailard Technology & Science Fund, Nationwide Fund, Nationwide Geneva Mid Cap Growth Fund and Nationwide Large Cap Equity Fund, each a series of the Registrant, which was filed with the U.S. Securities and Exchange Commission via the EDGAR system on April 10, 2018 (SEC Accession No. 0001193125-18-112685) pursuant to Rule 497(e) under the 1933 Act.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership